Shareholder Report, Holdings (Details) - Strategic Advisers Alternatives Fund	May 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	59.70%
DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	33.00%
AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.90%
AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	18.50%
AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	8.40%